BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Basis Of Preparation Of Financial Statements [Abstract]
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
2.1 Statement of compliance with the International Financial Reporting Standards (IFRS) and bases of preparation of these consolidated financial statements
The consolidated financial statements of the Group as of December 31, 2022 and 2021 and for the fiscal years ended December 31, 2022, 2021 and 2020 have been prepared and presented in accordance with the IFRS as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements comprehensively recognize the effects of variations in the purchasing power of currency through the application of the method to restate the consolidated financial statements in constant currency, as established by the International Accounting Standard 29 (IAS 29).
For comparative purposes, these consolidated financial statements include figures and other details corresponding to the fiscal years ended on December 31, 2021 and 2020, which are an integral part of the above-mentioned consolidated financial statements and are presented in order for them to be solely interpreted in accordance with the figures and other information for this current fiscal year. These figures have been restated in the current fiscal year’s end-of-period currency in the manner described in the following section in order to allow comparability.
Due to the sale of the shareholding in Yguazú Cementos S.A. during fiscal year 2020, as described in Note 39, the results of operations in relation to this investment during fiscal year 2020 are disclosed as discontinued operations in accordance with IFRS 5 Non-current Assets held for Sale and Discontinued Operations. Consequently, all the amounts related to discontinued operations within each item of the consolidated statement of comprehensive income are reclassified as discontinued operations. The consolidated statement of cash flows includes the cash flows from continuing and discontinued operations, being the cash flows from discontinued operations and earnings per share disclosed in Note 39, as well as other additional information related to the transaction performed.
These consolidated financial statements were approved by the Board of Directors on April 27, 2023, the date when the consolidated financial statements were available for issuance.
2.2. Financial information presented in constant currency
The consolidated financial statements as of December 31, 2022, and the corresponding figures for prior fiscal years have been restated to consider changes in the general purchasing power of the Group’s functional currency (the Argentine Peso) in accordance with the provisions included in IAS 29. As a result, the consolidated financial statements are stated in the unit of currency that was current as at the end of this fiscal year.
According to IAS 29, the restatement of the financial statements is necessary when the functional currency of an entity is that of a hyperinflationary economy. IAS 29 provides certain guidelines for illustrative purposes to define a situation in which hyperinflation is deemed to arise, including (i) analysis of general population behavior, prices, interest rate, and salaries in the face of changes in price indexes and the loss of the currency purchasing power and (ii) as a quantitative feature, which is the condition more frequently considered in practice, the existence of a cumulative three-year inflation rate that approximates or exceeds 100%.
In order to assess the above-mentioned quantitative condition and also to restate financial statements, the series of indices to be used in the application of IAS 29 is determined by FACPCE. This series combines the Consumer Price Index (CPI) at the national level and as published by Instituto Nacional de Estadística y Censos [Official Statistics Bureau, “INDEC” as per the initials in Spanish] as from January 2017 (baseline month: December 2016) with the Wholesale Domestic Price Index (IPIM, for its acronym in Spanish) as published by INDEC until that date, computing for the months of November and December 2015, for which INDEC has no information with respect to changes in the IPIM, the variation in the CPI of the Autonomous City of Buenos Aires.
Taking such index into account, inflation was 94.79%, 50.94% and 36.14% in the years ended December 31, 2022, 2021 and 2020, respectively, and more than 100% accumulated in three years during each of the years presented was reached.
Below is a summary of the methods of applying IAS 29.
Restatement of the statement of financial position:
(i) Monetary items (those with a fixed nominal value in local currency) are not restated because they are already stated at the current unit of measurement as of the end of the reporting period. In an inflationary period, holding monetary assets causes losses in the purchasing power and holding monetary liabilities generates gains in the purchasing power, provided that such items are not subject to an adjustment mechanism that may otherwise offset these effects. Monetary gains or losses are included in the statement of profit or loss and other comprehensive income for every fiscal year.
(ii) The assets and liabilities that are subject to changes based on specific agreements are adjusted on the basis of such agreements.
(iii) Non-monetary assets and liabilities measured at fair values as of the balance sheet date are not inflation-restated for presentation purposes in the statement of financial position, however, their restated amounts are used to measure the gains or losses caused by holdings of such non-monetary items. For the fiscal years ended December 31, 2022, 2021 and 2020, the Group did not have non-monetary items measured at fair value.

(iv) Non-monetary items measured at historical cost or at the current value of a date prior to the end of the reporting fiscal year are restated by coefficients that reflect the variations in the general price level since the date of acquisition or revaluation through the end of the reporting period. Subsequently, the restated amounts of such assets are compared to the corresponding recoverable values at the end of the reporting period. The amounts charged to against the statement of profit or loss and other comprehensive income due to depreciation of property, plant and equipment and amortization of intangible assets, as well as any other consumption of non-monetary assets shall be determined based on the restated amounts. As of December 31, 2022, 2021 and 2020, the items subject to this restatement process have been those included in inventories, other receivables, property, plant and equipment, right of use assets, goodwill, and non-current investments.
(v) When borrowing costs are capitalized in non-monetary assets pursuant to IAS 23, the components of those costs compensating the creditor for the effects of inflation are not capitalized.
(vi) The restatement of non-monetary assets in terms of current units of measurement as of the end of the year with no equivalent adjustment for tax purposes gives rise to a taxable temporary difference and the recognition of deferred tax liabilities against to profit or loss for the year. In those cases where there is a revaluation of the non-monetary assets in addition to the restatement, the deferred tax recognized on the restatement is accounted for as profit or loss for the year, and the effect of deferred taxes on the revaluation (excess of the revalued amount over the restated amount) is recognized in other comprehensive income. The Group has no revaluated assets.
Restatement of the statement of profit or loss and other comprehensive income:
(i) Expenses and revenues are restated as from the date they are accrued, except for those profit or loss items related to the consumption of assets measured in purchasing power currency of a date previous to the recording of such consumption which are restated based on the date of origin of the asset to which the items are related (such as depreciation, impairment, and other use of assets valued at historical cost); and except also for any profit or loss arising from comparing two measurements expressed in a currency with a purchasing power from different dates, for which it is necessary to identify the amounts compared, their separate restatement and their comparison based on the new restated amounts.

(ii) In the case of financial income and expenses, the Group has changed during the current year the criteria for the disclosure of financial income and expenses that are currently presented in nominal terms, restated at year-end currency, being the prior present them in real terms, i.e., net of the effect of inflation on the assets and liabilities that generated that income or expenses. The figures for the year ended December 31, 2021 and 2020 presented in these consolidated financial statements have been modified for comparability purposes.

(iii) Net profit or loss on exposure of monetary assets and liabilities to inflation is reported in a separate item of profit and loss and other comprehensive income, which reflects profit or loss on the exposure to changes in the purchasing power of the currency (“RECPAM” for the Spanish initials of Resultado por el Cambio en el Poder Adquisitivo de la Moneda).
Restatement of the statement of changes in shareholders’ equity:
All equity components are restated by applying the general price index from the beginning of the fiscal year, and the movements of each such components during the year are restated as from the date of the contribution or initial recognition. Capital stock is presented at nominal values and its corresponding restatement adjustment is presented in the “ capital adjustment” account. Other comprehensive income resulting after the transition date of the implementation of IAS 29 is recorded net of the inflation effect.
Restatement of the statement of cash flows:
IAS 29 requires that all entries in this statement should be restated in terms of the unit of measurement that is current at the end of the reporting period. The monetary gain or loss generated from cash and cash equivalents is presented in the statement of cash flows separately from the cash flows from operating, investing and financing activities, as a specific item for the reconciliation between cash and cash equivalents at the beginning and at the end of the fiscal year.
2.3. Applicable accounting standards
The consolidated financial statements have been prepared on a historical cost basis, which has been restated at year-end currency in the case of non-monetary items, except for the revaluation of certain financial assets, which are measured at the fair value at the closing date of each fiscal year. In general, historical cost is based on the fair value of the consideration given in exchange for the assets.
Fair value is the price that the Group would receive to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date, irrespective of whether such price is directly observable or estimated using another valuation technique. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
Fair value is determined on the basis previously mentioned, except for share-based payment transactions that are within the scope of IFRS 2, lease transactions, within the scope of IFRS 16 and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 or value in use in IAS 36.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 quoted (unadjusted) prices in active markets for identical assets and liabilities to which the entity has access as at the measurement date;
•Level 2 valuation techniques for which the lowest level input that is significant to their value measurement is directly or indirectly observable; and
•Level 3 valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
Classification as current and non-current:
The Group classifies assets and liabilities in the consolidated statement of financial position as current and non-current.
An asset is classified as current when the Group:
a)expects to realize the asset or intends to sell or consume it during its normal operating cycle;
b)holds the asset primarily for the purpose of trading;
c)expects to realize the asset within twelve months after the end of the reporting period; or
d)the asset is cash or cash equivalent unless it is restricted and cannot be exchanged or used to settle a liability for at least twelve months after the end of the reporting period.
All other assets are classified as non-current.
A liability is classified as current when the Group:
a)expects to settle the liability during its normal operating cycle;
b)holds the liability primarily for the purpose of trading;
c)the liability is due to be settled within twelve months after the end of the reporting period; or
d)fails to have an unconditional right to defer settlement of the liability for at least twelve months after the end of the reporting period.
All the other liabilities are classified as non-current.
Deferred tax assets and liabilities are classified as non-current assets and liabilities in all cases.
Year-end date:
The fiscal year of the Group starts on January 1 and ends on December 31 each year.
Currency:
The consolidated financial statements are presented in Argentine Pesos ($), the currency of legal tender in the Argentine Republic, and which is the functional currency of the Group.
Use of estimates:
The preparation of consolidated financial statements requires the Group’s management to make judgements, estimates and assumptions that affect the amount of recorded assets and liabilities and the contingent assets and liabilities disclosed as of the reporting date, as well as the revenues and expenses recognized during each year. Future profit or loss may differ from the estimates and assessments made as of the date of preparation of these consolidated financial statements.
The description of estimates and significant accounting judgments made by the Group’s Board in the application of accounting policies as well as the areas with greater degree of complexity requiring further judgment, are disclosed in Note 4.
The Group´s significant accounting policies are described below.
2.4. Standards and interpretations issued but not yet effective
The following is a detail of standards and interpretations that are issued but not yet effective up to the date of issuance of the Group’s consolidated financial statements. The Group intends to adopt these standards, if applicable, when they become effective, but in no case will they be adopted earlier.
•IAS 1 Classification of Liabilities as Current or Non-Current
In January 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” to specify the requirements for the classification of liabilities as current or non-current. The amendments clarify: (i) what is meant by a right to defer settlement; (ii) that a right to defer must exist at the end of the reporting period; (iii) that classification is unaffected by the likelihood that an entity will exercise its deferral right; and (iv) that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification. The amendments shall be effective for fiscal years beginning on or after January 1, 2024 and shall be applied retroactively. These amendments are not expected to have an impact on the Group´s consolidated financial statements.
•IFRS 17 Insurance Contracts
In May 2017, the IASB issued IFRS 17 “Insurance contracts”, a new comprehensive financial reporting standard for insurance contracts which covers recognition, assessment, presentation and disclosure. Once in force, IFRS 17 shall replace IFRS 4 which was issued in 2005. IFRS 17 applies to all the types of insurance contracts (that is, life insurance, non-life insurance, direct insurance and reinsurance), irrespective of the type of entities that issue such policies as well as certain guarantees and financial instruments with certain characteristics of discretional participation. IFRS 17’s overall objective consists in the supply of an accounting model for insurance contracts that should be more useful and systematic for the insurance companies. In contrast to the requirements of IFRS 4, which are based, to a large extent, on the enhancement of local accounting policies, IFRS 17 provides a comprehensive model for the insurance contracts that deals with all relevant accounting aspects. IFRS 17 is in force for the fiscal years starting on January 1, 2023. Since the Company is not engaged in insurance industry, the management of the Company does not expect that the application of these standard will have impact on the Group´s consolidated financial statements.
•IAS 1 and IFRS 2 Practice Statement - Disclosure of Accounting Policies
The amendments require an entity to disclose its material accounting policies, rather than its significant accounting policies. Additional amendments explain how an entity can identify a material accounting policy. Examples of when an accounting policy is likely to be material are added. To support the amendment, the Board has also developed guidance and examples to explain and demonstrate the application of the “four-step materiality process” described in the IFRS 2 Practice Statement. Its application will be effective for periods beginning on or after January 1, 2023. The amendments are not expected to have an impact on the Group’s consolidated financial statements.
•IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in the financial statements that are subject to measurement uncertainty.” Entities develop accounting estimates if accounting policies require items in financial statements to be measured in a way that involves measurement uncertainty. The amendments clarify that a change in an accounting estimate that results from new information or new developments is not the correction of an error. Its application will be effective for fiscal years beginning on or after January 1, 2023. The amendments are not expected to have an impact on the Group’s consolidated financial statements.
•IAS 12 Income Tax
The amendments clarify that the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition. Its application will be effective for fiscal years beginning on or after January 1, 2023. The amendments are not expected to have an impact on the Group’s consolidated financial statements.
•Amendments to IFRS 16 - Leases

The amendment to IFRS 16 - Leases specifies requirements for seller-lessee to measure the lease liability in a sale and leaseback transaction in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains.
After the inception date of a sale-leaseback transaction, the seller-lessee applies paragraphs 29 to 35 of IFRS 16 to the right-of-use asset arising from the leaseback and paragraphs 36 to 46 of IFRS 16 to the lease liability arising from the leaseback. In applying paragraphs 36 to 46, the seller-lessee determines the "lease payments" or "revised lease payments" in such a way that the seller-lessee would not recognize any amount of gain or loss that relates to the right to use retained by the seller-lessee. The application of these requirements does not prevent the seller-lessee from recognizing, in profit or loss, any gain or loss related to the partial or total termination of a lease, as required by paragraph 46(a) of IFRS 16.
The amendment does not prescribe requirements for the specific measurement of lease liabilities that arise from a leaseback. The initial measurement of the lease liability arising from a leaseback may result in a seller-lessee determining 'lease payments' that are different from the general definition of lease payments in Appendix A of IFRS 16. The seller-lessee will need to develop and apply an accounting policy that results in information that is relevant and reliable in accordance with IAS 8.
Its application will be effective for the years beginning on or after January 1, 2024. The amendments are not expected to have an impact on the Group's consolidated financial statements.
Adoption of improvements or new standards
The Group has adopted all the improvements and new standards and interpretations issued by the IASB that are relevant to its operations and that are effective for the fiscal year ended December 31, 2022. As from January 1, 2022, the Group has started to apply the following standards:

•IFRS 3 - Reference to the Conceptual Framework

In May 2020, the IASB issued amendments to IFRS 3 - Business Combinations. The amendments are primarily intended to replace a reference to the framework for the preparation and presentation of financial statements, issued in 1989, with a reference to the conceptual framework for financial reporting issued in March 2018, without significantly changing its requirements. The IASB also added an exception to the recognition principle in IFRS 3 to avoid the problem of potential “day 2” gains or losses arising from liabilities and contingent liabilities that would be within the scope of IAS 37 - Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 - Liens, if incurred separately.

•IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use

In May 2020, the IASB issued amendments to IAS 16 - Property, Plant and Equipment, which prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognize the proceeds from the sale of such items and the related production costs in profit or loss.

•IAS 37 – Onerous Contract - Costs of Fulfilling a Contract

In May 2020, the IASB issued amendments to IAS 37 - Provisions, Contingent Liabilities and Contingent Assets to specify which costs to include when assessing whether a contract is onerous or loss-making. The amendments apply a directly related cost approach. Costs that relate directly to a contract for the supply of goods or services include both incremental costs and the allocation of other costs that relate directly to fulfilling the contract. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.

•IFRS 1 - Subsidiary as a First-time Adopter

As part of the Annual Improvements to IFRSs 2018-2020 Cycle, the IASB issued an amendment to IFRS 1 -Subsidiary as a First-time Adopter. The amendment allows a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by the parent, based on the parent's date of transition to IFRS. This amendment also applies to an associate or joint venture that chooses to apply paragraph D16(a) of IFRS 1.

•IFRS 9 - Fees in the "10 percent" test for derecognition of financial liabilities

As part of the Annual Improvements to IFRSs 2018-2020 Cycle, the IASB issued an amendment to IFRS 9 - Financial Instruments. The amendment explains the fees a company should include when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. An entity includes only the fees paid or received between the borrower and the lender, including fees paid or received by either the borrower or the lender on the other’s behalf. An entity would apply the amendment to modifications or exchanges of financial liabilities that occur on or after the beginning of the annual reporting period in which the entity first applies the amendment.

•IFRS 16 - Lease Incentives

As part of the Annual Improvements to IFRSs 2018-2020 Cycle, the IASB issued an amendment to IFRS 16 – Leases. The amendment to Illustrative Example 13 accompanying IFRS 16 removes from the example the illustration of the reimbursement of leasehold improvements by the lessor in order to avoid any potential confusion regarding the treatment of lease incentives when applying IFRS 16.

•IAS 41 – Taxation in Fair Value Measurements

As part of the Annual Improvements to IFRSs 2018-2020 Cycle, the IASB issued an amendment to IAS 41 - Agriculture. The amendment removes the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flows when measuring the fair value of assets within the scope of IAS 41.

The above amendments did not have an impact on the Group's consolidated financial statements.
2.5. Basis of consolidation
These consolidated financial statements include the financial statements of the Company and the companies controlled by the Group. The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The Group will re-assess whether or not it controls an investee when facts and circumstances indicate changes in one or more of the control elements listed in the preceding paragraph.
Generally, there is a presumption that the majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all the relevant facts and circumstances in assessing whether it has power over the investee, including:
•The Group’s voting right ownership percentage vis-à-vis the size and dispersion of the percentages held by other shareholders voting rights and potential voting rights;
•Potential voting rights held by the Group, other shareholders or other parties;
•Rights arising from contractual arrangements; and
•Any and all additional events or circumstances that indicate that the Group has, or fails to have, the current ability to direct the relevant activities of the investee when decisions need to be made, including voting patterns at previous shareholders’ meetings.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Specifically, the revenues and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income since the date on which the Group obtains control until the date on which the Group ceases to control the subsidiary.
Profits or losses of each component of other comprehensive income are attributed to the Group´s owners and to the non-controlling interests. The total comprehensive income of the subsidiaries is attributed to the Group’s owners and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.
All intra-group assets, liabilities, equity, income, expenses and cash flows related to transactions between members of the Group are eliminated in full upon consolidation.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2022	December 31, 2021	December 31, 2020
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
(1)Directly controlled by Cofesur S.A.U.
Below is a summary of the financial information for Ferrosur Roca S.A., a subsidiary with a material non-controlling interest. The information provided below does not include intragroup eliminations due to consolidation.

	2022	2021
Current assets	2,130,019	2,086,258
Non-current assets	2,573,825	3,578,261
Current liabilities	3,301,765	2,992,443
Non-current liabilities	428,006	1,038,971
Shareholders’ equity attributable to owners of the parent company	779,249	1,306,484
Non-controlling interest	194,824	326,621

	2022	2021	2020
Revenues	11,683,874	11,648,291	10,572,028
Financial results, net	228,686	(112,964)	1,103,040
Depreciation	(2,696,410)	(2,214,031)	(2,402,778)
Income tax	466,279	(24,674)	280,220
Net losses for the year	(1,701,431)	(2,354,070)	(3,246,306)

	2022	2021	2020
Net cash generated by (used in) operating activities	(90,004)	920,280	707,191
Net cash used in investing activities	(903,896)	(1,148,356)	(1,214,315)
Net cash generated by (used in) financing activities	1,089,328	178,556	(1,980,367)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	56,316	37,056	2,475,671
Finally, as mentioned in Note 39, on August 21, 2020 the Company sold its interest in Yguazú Cementos S.A., therefore the amounts related to this business for the fiscal year ended December 31, 2020 are presented as discontinued operations in the current consolidated financial statements.